Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Schedule of Lease Liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Detailed Information Of Financial Position [Abstract]
Lease liabilities at beginning of the year	€ 10,804
Increase without cash impact	379
Repayment	(830)	€ (810)
Decrease without cash impact	0
FX rate impact	194
Capitalized interests	0
Lease liabilities at end of the year	€ 10,547